DERIVATIVES (Details 1) (USD $)	12 Months Ended									12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended										12 Months Ended					12 Months Ended				12 Months Ended						9 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2011	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2013 Maximum [Member]	Oct. 31, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Jul. 31, 2013 Minimum [Member]	Oct. 31, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2012 July 2012 Warrant Exchanges [Member]	Oct. 31, 2012 May Two Thousand Eleven Convertible Debt Financing [Member]	Oct. 31, 2012 October Two Thousand Eleven Convertible Debt Financing [Member]	Oct. 31, 2012 October Two Thousand Eleven Convertible Debt Financing [Member] Maximum [Member]	Oct. 31, 2012 October Two Thousand Eleven Convertible Debt Financing [Member] Minimum [Member]	Oct. 31, 2012 December Two Thousand Eleven Convertible Debt Financing [Member]	Oct. 31, 2012 December Two Thousand Eleven Convertible Debt Financing [Member] Maximum [Member]	Oct. 31, 2012 December Two Thousand Eleven Convertible Debt Financing [Member] Minimum [Member]	Oct. 31, 2012 May Convertible Debt Financing [Member]	Oct. 31, 2012 Bridge Notes [Member]	Oct. 31, 2011 Bridge Notes [Member]	Oct. 31, 2012 Bridge Notes [Member] Maximum [Member]	Oct. 31, 2011 Bridge Notes [Member] Maximum [Member]	Oct. 31, 2012 Bridge Notes [Member] Minimum [Member]	Oct. 31, 2011 Bridge Notes [Member] Minimum [Member]	Oct. 31, 2012 Vendor and Other [Member]	Oct. 31, 2011 Vendor and Other [Member]	Oct. 31, 2011 Vendor and Other [Member] Maximum [Member]	Oct. 31, 2011 Vendor and Other [Member] Minimum [Member]	Oct. 31, 2012 Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2011 Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2012 Placement Agent Convertible Debt Financing [Member] Maximum [Member]	Oct. 31, 2011 Placement Agent Convertible Debt Financing [Member] Maximum [Member]	Oct. 31, 2012 Placement Agent Convertible Debt Financing [Member] Minimum [Member]	Oct. 31, 2011 Placement Agent Convertible Debt Financing [Member] Minimum [Member]	Oct. 31, 2012 August and September Convertible Promissory Notes [Member]	Oct. 31, 2012 August and September Convertible Promissory Notes [Member] Maximum [Member]	Oct. 31, 2012 August and September Convertible Promissory Notes [Member] Minimum [Member]	Oct. 31, 2012 Preferred Stock Agreement [Member]	Oct. 31, 2011 Securities Purchase Agreement [Member]	Oct. 31, 2011 Securities Purchase Agreement [Member] Maximum [Member]	Oct. 31, 2011 Securities Purchase Agreement [Member] Minimum [Member]	Oct. 31, 2011 August two thousend seven Notes [Member]	Oct. 31, 2011 May 2011 Convertible Debt Financing [Member]	Oct. 31, 2011 October 2011 Convertible Debt Financing [Member]	Oct. 31, 2011 Optimus Preferred Stock Agreement [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Maximum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Minimum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] July 2012 Warrant Exchanges [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] July 2012 Warrant Exchanges [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] May Two Thousand Eleven Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] May Two Thousand Eleven Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] October Two Thousand Eleven Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] October Two Thousand Eleven Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] October Two Thousand Eleven Convertible Debt Financing [Member] Maximum [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] October Two Thousand Eleven Convertible Debt Financing [Member] Maximum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] October Two Thousand Eleven Convertible Debt Financing [Member] Minimum [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] October Two Thousand Eleven Convertible Debt Financing [Member] Minimum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] December Two Thousand Eleven Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] December Two Thousand Eleven Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] December Two Thousand Eleven Convertible Debt Financing [Member] Maximum [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] December Two Thousand Eleven Convertible Debt Financing [Member] Maximum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] December Two Thousand Eleven Convertible Debt Financing [Member] Minimum [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] December Two Thousand Eleven Convertible Debt Financing [Member] Minimum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] May Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] May Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Bridge Notes [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Maximum [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Maximum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Minimum [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Minimum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Vendor and Other [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Vendor and Other [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member] Maximum [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member] Maximum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member] Minimum [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member] Minimum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] August and September Convertible Promissory Notes [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] August and September Convertible Promissory Notes [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] August and September Convertible Promissory Notes [Member] Maximum [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] August and September Convertible Promissory Notes [Member] Maximum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] August and September Convertible Promissory Notes [Member] Minimum [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] August and September Convertible Promissory Notes [Member] Minimum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Preferred Stock Agreement [Member]		Oct. 31, 2012 Common Stock Purchase Warrant [Member] Preferred Stock Agreement [Member]		Jul. 31, 2013 Common Stock Purchase Warrant [Member] Subtotal [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Subtotal [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Subtotal [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Grand Total [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Class Of Warrant Exercise Price Of Warrants	$ 18.75		$ 18.75	$ 21.25	$ 21.25	$ 24.40	$ 5.625	$ 6.625	$ 18.75	$ 18.7	$ 18.7	$ 18.7			$ 18.7			$ 18.7			$ 21.25	$ 21.25	$ 18.69	$ 18.75	$ 18.7		$ 24.40	$ 18.75	$ 18.7	$ 18.75						$ 18.7	$ 6.625		$ 18.75			$ 18.75	$ 18.75	$ 18.75				$ 18.75	$ 18.75	$ 18.75	$ 18.75	$ 18.75	$ 18.75					$ 18.75	$ 18.75					$ 18.75	$ 18.75			$ 21.25	$ 21.25	$ 15.11	$ 14.95	$ 18.75	$ 18.75		$ 18.75	$ 18.75		$ 10.625				$ 10.625	$ 18.75	$ 5.625	$ 6.625
Class of Warrant or Right, Outstanding	61,396	899,494	802,580							278,329	28,632	11,628			17,706			22,222	198,037	181,040					376	3,576			29,883	22,438					11,288			204,479	376,723			2,296	188,745	62,039	204,479			278,329	278,329	28,632	28,632	11,628	11,628					17,706	17,706					13,333	22,222	214,416	198,036					376	376	29,883	29,883					13,095	11,288					204,480	[1]	204,480	[1]	695,014	598,100	898,253	1,102,732
Warrants Expiration Period	August 2014									October 2014	May 2015		October 2015	October 2014		January 2016	January 2015	May 2017			April 2015	April 2015	January 2013	January 2013	N/A	February 2012					May 2017	November 2015	May 2014	May 2014		August 2017	October 2015	April 2014		October 2012	August	August 2012	May 2014	October 2014	April 2014	October 2015	October 2014	October 2014	October 2014	May 2015	May 2015			October 2015	October 2015	October 2014	October 2014			January 2016	January 2016	May 2015	January 2015	May 2017	May 2017			April 2015	April 2015	December 2013	January 2013	N/A	N/A			May 2017	May 2017	May 2014	May 2014			August 2017	August 2017	October 2015	October 2015	April 2014	[1]	April 2014	[1]

[1]	During December 2011, the Company unreserved for issuance shares related to the preferred stock warrants. If exercisable, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.